Financial instruments	12 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Financial instruments	Financial instruments
FAIR VALUE MEASUREMENTS
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Valuation techniques used to value financial instruments are as follows:
-    The fair value of the 2014 U.S. Senior Notes, the 2021 U.S. Senior Notes, the 2021 CAD Senior Notes, the unsecured committed revolving credit facility, the unsecured committed term loan credit facility and the other long-term debt is estimated by discounting expected cash flows at rates currently offered to the Company for debts of the same remaining maturities and conditions;
-    The fair value of long-term bonds included in funds held for clients and in long-term investments is determined by discounting the future cash flows using observable inputs, such as interest rate yield curves or credit spreads, or according to similar transactions on an arm's-length basis;
-    The fair value of foreign currency forward contracts is determined using forward exchange rates at the end of the reporting period;
-    The fair value of cross-currency swaps is determined based on market data (primarily yield curves, exchange rates and interest rates) to calculate the present value of all estimated cash flows;
-    The fair value of cash, cash equivalents and cash included in funds held for clients and short-term investments included in current financial assets is determined using observable quotes; and
-    The fair value of deferred compensation plan assets within long-term financial assets is based on observable price quotations and net assets values at the reporting date.
As at September 30, 2023, there were no changes in valuation techniques.
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2023		As at September 30, 2022
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
2014 U.S. Senior Notes	Level 2	473,808	464,806	550,177	539,752
2021 U.S. Senior Notes	Level 2	1,342,714	1,132,649	1,361,974	1,127,739
2021 CAD Senior Notes	Level 2	596,550	503,984	595,900	503,227
Other long-term debt	Level 2	10,363	9,839	71,278	68,991
		2,423,435	2,111,278	2,579,329	2,239,709
For the remaining financial assets and liabilities measured at amortized cost, the carrying values approximate the fair values of the financial instruments given their short term maturity.
32.    Financial instruments (continued)
FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2023	As at September 30, 2022
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	1,568,291	966,458
Cash included in funds held for clients (Note 5)	Level 2	269,792	504,726
Deferred compensation plan assets (Note 11)	Level 1	88,076	71,863
		1,926,159	1,543,047
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		83,626	8,740
Foreign currency forward contracts		12,505	18,934
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		16,130	222,246
Foreign currency forward contracts		5,875	15,631
		118,136	265,551
FVOCI
Short-term investments included in current financial assets	Level 2	7,332	6,184
Long-term bonds included in funds held for clients (Note 5)	Level 2	138,935	94,113
Long-term investments (Note 11)	Level 2	17,113	16,826
		163,380	117,123
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		2,183	599
Foreign currency forward contracts		2,330	5,710
Long-term derivative financial instruments	Level 2
Cross-currency swaps		—	1,086
Foreign currency forward contracts		1,700	4,795
		6,213	12,190
There have been no transfers between Level 1 and Level 2 for the years ended September 30, 2023 and 2022.
32.    Financial instruments (continued)
MARKET RISK
Market risk incorporates a range of risks. Movements in risk factors, such as interest rate risk and currency risk, affect the fair values of financial assets and liabilities.
Interest rate risk
To cover the risk of changes in both interest rates and foreign exchange rates of its 2014 U.S. Senior Notes as described below, the Company designates cross-currency interest rate swaps as cash flow hedges for this long term debt.
The Company is also exposed to interest rate risk on its unsecured committed revolving credit facility carrying amount.
The Company analyzes its interest rate risk exposure on an ongoing basis using various scenarios to simulate refinancing or the renewal of existing positions. Based on these scenarios, a change in the interest rate of 1% would not have had a significant impact on net earnings.
Currency risk
The Company operates internationally and is exposed to risk from changes in foreign currency exchange rates. The Company mitigates this risk principally through foreign currency denominated debt and derivative financial instruments, which includes foreign currency forward contracts and cross-currency swaps.
The Company hedges a portion of the translation of the Company’s net investments in its U.S. operations into Canadian dollar, with Senior U.S. unsecured notes. As of September 30, 2023, the Senior U.S. unsecured notes of a carrying value of $1,525,519,000 and a nominal amount of $1,536,563,000 have been designated as hedging instruments to hedge portions of the Company’s net investments in its U.S. operations.
The Company also hedges a portion of the translation of the Company’s net investments in its European operations with cross-currency swaps.
32.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2023	As at September 30, 2022
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$690,100	From 1.62% to 3.81%	€476,737	From (0.14)% to 2.51%	From September 2024 to 2028	22,966	78,647
$136,274	From 3.57% to 3.63%	£75,842	From 2.67% to 2.80%	September 2024	11,972	24,247
$58,419	From 3.57% to 3.68%	kr371,900	From 2.12% to 2.18%	September 2024	12,087	12,625
Hedges of net investments in European operations and cash flow hedges on unsecured committed term loan credit facility
U.S.$500,000	SOFR 1 month + 1.10%	€443,381	From 1.14% to 1.22%	December 2023	44,386	104,330
Cash flow hedges of 2014 U.S. Senior Notes
U.S.$215,000	From 3.74% to 4.06%	$284,793	From 3.49% to 3.81%	September 2024	6,163	9,452
Total					97,574	229,301
During the year ended September 30, 2023, the Company settled cross-currency swaps with a notional amount of $69,300,000 for a net amount of $2,921,000. The related amounts recognized in accumulated other comprehensive income will be transferred to earnings when the net investment is disposed of.
The Company enters into foreign currency forward contracts to hedge the variability in various foreign currency exchange rates on future revenues. Hedging relationships are designated and documented at inception and quarterly effectiveness assessments are performed during the year.
As at September 30, 2023, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2023	As at September 30, 2022
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	U.S.$278,814	83.27	87.32	(973)	(7,803)
CAD/INR	$292,047	63.77	65.32	4,497	7,865
EUR/INR	€78,476	95.01	96.54	5,076	11,690
GBP/INR	£67,507	107.07	106.76	3,501	12,753
SEK/INR	kr15,000	7.48	—	(33)	1,047
GBP/EUR	£77,610	1.16	—	649	—
EUR/MAD	€24,466	10.94	—	135	(201)
EUR/CZK	€15,062	24.80	24.55	(92)	611
Others	$78,027			1,590	(1,902)
Total				14,350	24,060
32.    Financial instruments (continued)
MARKET RISK (CONTINUED)
Currency risk (continued)
The following table details the Company's sensitivity to a 10% strengthening of the euro, the U.S. dollar, the British pound and the Swedish krona, foreign currency rates on net earnings and on other comprehensive income (loss). The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income (loss) presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2023				2022
	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact
	$	$	$	$	$	$	$	$
Increase in net earnings	1,384	3,598	692	466	2,835	3,604	622	883
Decrease in other comprehensive income (loss)	(155,000)	(190,539)	(29,436)	(7,005)	(183,986)	(179,780)	(31,700)	(8,577)
LIQUIDITY RISK
Liquidity risk that an entity will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial assets. The Company’s activities are financed through a combination of the cash flows from operations, borrowing under existing unsecured committed revolving credit facility, the issuance of debt and the issuance of equity. One of management’s primary goals is to maintain an optimal level of liquidity through the active management of the assets and liabilities as well as the cash flows. The Company regularly monitors its cash forecasts to ensure it has sufficient flexibility under its available liquidity to meet its obligations.
32.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2023	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	924,659	924,659	924,659	—	—	—
Accrued compensation and employee-related liabilities	1,100,566	1,100,566	1,100,566	—	—	—
2014 U.S. Senior Notes	473,808	492,722	492,722	—	—	—
2021 U.S. Senior Notes	1,342,714	1,488,774	24,233	860,746	24,910	578,885
2021 CAD Senior Notes	596,550	663,000	12,600	25,200	625,200	—
Unsecured committed term loan credit facility	676,886	687,419	687,419	—	—	—
Lease liabilities	641,963	722,284	221,877	238,009	139,275	123,123
Other long-term debt	10,363	10,448	8,353	1,328	449	318
Clients’ funds obligations	493,638	493,638	493,638	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	4,030
Outflow		328,455	155,450	163,091	9,914	—
(Inflow)		(331,954)	(154,116)	(166,967)	(10,871)	—
Cross-currency swaps	2,183
Outflow		93,311	93,311	—	—	—
(Inflow)		(91,353)	(91,353)	—	—	—
	6,267,360	6,581,969	3,969,359	1,121,407	788,877	702,326

As at September 30, 2022	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,016,407	1,016,407	1,016,407	—	—	—
Accrued compensation and employee-related liabilities	1,130,726	1,130,726	1,130,726	—	—	—
2014 U.S. Senior Notes	550,177	591,467	90,680	500,787	—	—
2021 U.S. Senior Notes	1,361,974	1,537,370	24,623	49,246	862,639	600,862
2021 CAD Senior Notes	595,900	675,600	12,600	25,200	25,200	612,600
Unsecured committed term loan credit facility	687,705	721,807	27,053	694,754	—	—
Lease liabilities	709,201	808,445	182,815	295,017	166,848	163,765
Other long-term debt	71,278	80,324	25,843	11,919	42,557	5
Clients’ funds obligations	604,431	604,431	604,431	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	10,505
Outflow		304,698	110,827	193,871	—	—
(Inflow)		(311,446)	(109,319)	(202,127)	—	—
Cross-currency swaps	1,685
Outflow		168,213	74,902	93,311	—	—
(Inflow)		(167,586)	(74,762)	(92,824)	—	—
	6,739,989	7,160,456	3,116,826	1,569,154	1,097,244	1,377,232
32.    Financial instruments (continued)
LIQUIDITY RISK (CONTINUED)
As at September 30, 2023, the Company held cash and cash equivalents, funds held for clients, short-term investments and long-term investments of $2,081,463,000 ($1,588,307,000 as at September 30, 2022). The Company also had available $1,495,858,000 in unsecured committed revolving credit facility ($1,495,730,000 as at September 30, 2022). As at September 30, 2023, trade accounts receivable amounted to $1,152,880,000 (Note 4) ($1,106,187,000 as at September 30, 2022). Given the Company’s available liquid resources as compared to the timing of the payments of liabilities, management assesses the Company’s liquidity risk to be low.
CREDIT RISK
The Company takes on exposure to credit risk, which is the risk that a counterparty will be unable to pay amounts in full when due. Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents, accounts receivable, work in progress, long-term investments and derivative financial instruments with a positive fair value. The maximum exposure of credit risk is generally represented by the carrying amount of these items reported on the consolidated balance sheets.
The Company is exposed to credit risk in connection with long-term investments through the possible inability of borrowers to meet the terms of their obligations. The Company mitigates this risk by investing primarily in high credit quality corporate and government bonds with a credit rating of A- or higher. The application of the low credit exemption had no material impact on the Company's consolidated financial statements.
The Company has accounts receivable derived from clients engaged in various industries including government; financial services; manufacturing, retail and distribution; communications and utilities; and health that are not concentrated in any specific geographic area. These specific industries may be affected by economic factors that may impact trade accounts receivable. However, management does not believe that the Company is subject to any significant credit risk in view of the Company’s large and diversified client base and that any single industry or geographic region represents a significant credit risk to the Company. Historically, the Company has not made any significant write-offs and had low bad debt ratios. The application of the simplified approach to measure expected credit losses for trade accounts receivable and work in progress had no material impact on the Company's consolidated financial statements.
The following table sets forth details of the age of trade accounts receivable that are past due:

	2023	2022
	$	$
Not past due	1,034,795	950,928
Past due 1-30 days	82,536	81,000
Past due 31-60 days	17,630	25,694
Past due 61-90 days	9,925	12,142
Past due more than 90 days	10,913	39,883
	1,155,799	1,109,647
Allowance for doubtful accounts	(2,919)	(3,460)
	1,152,880	1,106,187
In addition, the exposure to credit risk of cash, cash equivalents and cash included in funds held for clients and derivatives financial instruments is limited given that the Company deals mainly with a diverse group of high-grade financial institutions and that derivatives agreements are generally subject to master netting agreements, such as the International Swaps and Derivatives Association, which provide for net settlement of all outstanding contracts with the counterparty in case of an event of default.